PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Plan Details (Details) - The company - Funded pension - IDR (Rp) Rp in Millions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets		1.95%	2.25%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets		1.65%	1.64%
Actual return on plan asset		Rp (158,000)	Rp 3,039,000
Minimum FSR required for non contribution to fund		105.00%
Funding sufficiency ratio		105.00%
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year		Rp 1,540,000	(197,000)
Net periodic pension benefit cost		548,000	583,000
Provision of additional pension benefit		205,000
Actuarial gain (losses) recognised in OCI		(2,691,000)	2,862,000
Return on plan assets (excluding amount included in net interest expense)		1,455,000	(1,708,000)
Projected pension benefit obligations at end of year		1,057,000	1,540,000
Series B shares
Disclosure of defined benefit plans [line items]
Equity instruments		372,000	469,000
Corporate bonds
Disclosure of defined benefit plans [line items]
Debt instruments		314,000	Rp 340,000
Retired before end of June 2002
Disclosure of defined benefit plans [line items]
One time benefits paid	Rp 4,500
Retired starting from end of June 2002 until end of April 2017
Disclosure of defined benefit plans [line items]
One time benefits paid		Rp 2,250